Condensed Financial Statements of the Company (Tables)	12 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed statements of financial position
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	12,770	11,732	1,752
Amounts due from other subsidiaries	-	77	11
Total current assets	12,770	11,809	1,763
Investments in subsidiaries	307,741	248,459	37,094
Total assets	320,511	260,268	38,857

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payables and accrued expenses	210	217	32
Total current liabilities	210	217	32
Total liabilities	210	217	32

Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2021 and 2022)	600	600	90
Additional paid-in capital	224,694	224,694	33,546
Retained earnings	95,817	35,150	5,248
Accumulated other comprehensive income	(810)	(393)	(59)
Total equity	320,301	260,051	38,825
Total liabilities and equity	320,511	260,268	38,857

Schedule of condensed statements of operations and comprehensive income (loss)
	Years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

General and administrative expenses	(1,286)	(1,369)	(1,610)	(240)
Other income, net	188	68	227	34
Equity in loss of subsidiaries	(31,805)	(45,067)	(59,220)	(8,841)
Loss before income taxes	(32,903)	(46,368)	(60,603)	(9,047)
Income tax expense	-	(2)	(64)	(10)
Net loss	(32,903)	(46,370)	(60,667)	(9,057)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	456	(1,277)	417	62
Total Comprehensive loss	(32,447)	(47,647)	(60,250)	(8,995)